Income tax (Details Narrative) - ARS ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Corporate income tax, percentage	25.00%	15.00%
Tax Losses	$ 100,000,000	$ 300,000,000
Top Range [Member]
Statement [Line Items]
Deferred income tax assets (tax loss carry forwards)	$ 366,000,000		$ 13,979,000,000	$ 13,979,000,000
Corporate income tax, percentage	30.00%
Bolivia [Member]
Statement [Line Items]
Tax loss carry forwards expiration	3
Operations Center in Argentina [Member]
Statement [Line Items]
Deferred income tax assets (tax loss carry forwards)	$ 37,365,000,000	$ 100,670,000,000	$ 11,892,000,000	$ 1,377,000,000
Corporate income tax, percentage	35.00%	35.00%	35.00%
Uruguay [Member]
Statement [Line Items]
Tax loss carry forwards expiration	5 years